UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one):    [ ]is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Marvin & Palmer Associates, Inc.
Address:    1201 N. Market Street
            Suite 2300
            Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Karen T. Buckley
Title:      Chief Financial Officer - Principal
Phone:      (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley         Wilmington, Delaware             November 7, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $250,962
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No. Form 13F File Number    Name

           Column 1           Column 2  Column 3   Column 4    Column 5     Column 6    Column 7          Column 8

                                                               SHRS OR
        NAME OF ISSUER        TITLE OF              VALUE      SH/PUT/     INVESTMENT    OTHER        VOTING AUTHORITY
                               CLASS    CUSIP      (x$1000)    PRN AMT     DISCRETION   MANAGERS
                                                               PRN CALL                             SOLE   SHARED     NONE


Abbott Laboratories             COM   002824100     $8,652   126,200   SH      Sole               118,300            7,900
Accenture Public Ltd., Co.      COM   G1151C101     $1,261    18,000   SH      Sole                18,000                0
Ace Limited                     COM   H0023R105     $1,179    15,600   SH      Sole                 7,600            8,000
Agrium Inc                      COM   008916108    $11,277   109,000   SH      Sole                 4,000          105,000
Alexion Pharmaceuticals, Inc.   COM   015351109     $8,140    71,150   SH      Sole                66,150            5,000
Allstate Corporation            COM   020002101     $1,786    45,100   SH      Sole                31,900           13,200
Amazon.com, Inc.                COM   023135106     $8,621    33,900   SH      Sole                31,200            2,700
Ambev ADR                       ADR   20441W203     $8,523   222,710   SH      Sole               115,000          107,710
America Movil SA ADR            ADR   02364W105     $3,300   129,700   SH      Sole                63,300           66,400
Ametek, Inc.                    COM   031100100     $1,370    38,650   SH      Sole                33,700            4,950
Amgen, Inc.                     COM   031162100     $3,591    42,600   SH      Sole                37,600            5,000
Amphenol Corp.                  COM   032095101     $1,060    18,000   SH      Sole                18,000                0
Apple Computer, Inc.            COM   037833100    $15,944    23,900   SH      Sole                21,500            2,400
AT&T Corp.                      COM   00206R102     $3,318    88,000   SH      Sole                75,200           12,800
Baidu, Inc.                     ADR   056752108     $4,161    35,600   SH      Sole                17,100           18,500
Banco Bradesco S.A. ADR         ADR   059460303     $2,732   170,000   SH      Sole                81,100           88,900
Biogen Idec, Inc.               COM   09062X103    $10,355    69,400   SH      Sole                63,100            6,300
Canadian National Railway Co.
ADR                             COM   136375102     $1,915    21,700   SH      Sole                15,700            6,000
Caterpillar, Inc.               COM   149123101     $1,463    17,000   SH      Sole                15,000            2,000
CF Industries Holdings, Inc.    COM   125269100     $1,189     5,350   SH      Sole                 5,350                0
Chevron Corporation             COM   166764100       $758     6,500   SH      Sole                 4,000            2,500
Citrix Systems Inc              COM   177376100     $1,944    25,400   SH      Sole                22,600            2,800
Coca-Cola Company               COM   191216100     $2,113    55,700   SH      Sole                55,700                0
Colgate Palmolive               COM   194162103     $2,128    19,850   SH      Sole                17,350            2,500
Costco Wholesale Corporation    COM   22160K105     $7,412    74,000   SH      Sole                66,300            7,700
Cummins, Inc.                   COM   231021106     $2,029    22,000   SH      Sole                22,000                0
CVS Caremark Corp.              COM   126650100     $2,077    42,900   SH      Sole                37,500            5,400
Discovery Communications, Inc.  COM   25470F104     $2,456    41,200   SH      Sole                38,000            3,200
Dollar General                  COM   256677105     $1,082    21,000   SH      Sole                21,000                0
Ebay, Inc.                      COM   278642103     $4,276    88,400   SH      Sole                84,500            3,900
Ecopetrol SA ADR                ADR   279158109     $1,503    25,500   SH      Sole                12,000           13,500
EMC Corp.                       COM   268648102     $2,263    83,000   SH      Sole                83,000                0
Exxon Mobil Corp.               COM   30231G102     $2,403    26,275   SH      Sole                23,275            3,000
Fomento Economico Mex-SP ADR    ADR   344419106     $9,097    98,900   SH      Sole                57,500           41,400
Google, Inc.                    COM   38259P508     $4,142     5,490   SH      Sole                 5,090              400
Halliburton Company             COM   406216101     $1,007    29,900   SH      Sole                24,600            5,300
HCA Holdings Inc.               COM   40412C101       $672    20,200   SH      Sole                20,200                0
Home Depot, Inc.                COM   437076102     $4,461    73,900   SH      Sole                67,500            6,400
Icici Bank ADR                  ADR   45104G104     $3,990    99,400   SH      Sole                55,400           44,000
International Business          COM   459200101               31,450           Sole                31,450                0
Machines                                            $6,524             SH
Intuitive Surgical, Inc.        COM   46120E602     $3,524     7,110   SH      Sole                 6,260              850
M&T Bank Corp.                  COM   55261F104     $2,174    22,850   SH      Sole                19,750            3,100
Marathon Petroleum Corp.        COM   56585A102     $1,676    30,700   SH      Sole                27,100            3,600
MasterCard, Inc.                COM   57636Q104     $5,260    11,650   SH      Sole                11,050              600
McDonald's Corporation          COM   580135101     $1,496    16,300   SH      Sole                13,700            2,600
McKesson Corporation            COM   58155Q103     $1,936    22,500   SH      Sole                19,000            3,500
Merck & Co., Inc.               COM   58933Y105     $1,249    27,700   SH      Sole                27,700                0
Microsoft Corp.                 COM   594918104     $1,836    61,700   SH      Sole                53,700            8,000
Monsanto Company                COM   61166W101     $3,682    40,450   SH      Sole                36,450            4,000
National Oilwell Varco, Inc.    COM   637071101     $1,404    17,525   SH      Sole                17,525                0
Nike, Inc. Class B              COM   654106103     $1,727    18,200   SH      Sole                15,300            2,900
Oracle Corporation              COM   68389X105     $2,315    73,600   SH      Sole                73,600                0
Petroleo Brasileiro ADR         ADR   71654V408     $3,480   151,700   SH      Sole                73,100           78,600
Philip Morris International     COM   718172109     $3,836    42,650   SH      Sole                38,650            4,000
PowerShares QQQ Call Option
Exp 12/20/14 @ 65               Option              $1,083     1,000  CALL     Sole                 1,000                0
Qualcomm, Inc.                  COM   747525103     $6,628   106,100   SH      Sole                89,100           17,000
Roper Industries, Inc.          COM   776696106     $2,571    23,400   SH      Sole                20,300            3,100
Ross Stores, Inc.               COM   778296103     $1,511    23,400   SH      Sole                23,400                0
Schlumberger, Ltd.              COM   806857108       $398     5,500   SH      Sole                 5,500                0
T Rowe Price Group, Inc.        COM   74144T108     $1,092    17,250   SH      Sole                17,250                0
Telephonica Brasil, S.A.        ADR   87936R106       $371    17,050   SH      Sole                17,050                0
The Walt Disney Company         COM   254687106     $1,992    38,100   SH      Sole                34,200            3,900
Time Warner Cable Inc.          COM   88732J207     $3,731    39,250   SH      Sole                35,750            3,500
TJX Companies, Inc.             COM   872540109     $3,780    84,400   SH      Sole                76,400            8,000
Union Pacific Corp.             COM   907818108     $6,315    53,200   SH      Sole                49,700            3,500
United Technologies Corp.       COM   913017109     $1,073    13,700   SH      Sole                13,700                0
US Bancorp                      COM   902973304     $2,867    83,600   SH      Sole                53,600           30,000
Vale SA SP ADR                  ADR   91912E105       $707    39,500   SH      Sole                 3,500           36,000
Verizon Communications, Inc.    COM   92343V104     $1,322    29,000   SH      Sole                29,000                0
Viacom, Inc.                    COM   92553P201     $1,768    33,000   SH      Sole                29,500            3,500
Visa, Inc.                      COM   92826C839     $3,068    22,850   SH      Sole                20,750            2,100
W.W. Grainger, Inc.             COM   384802104     $1,490     7,150   SH      Sole                 6,550              600
Wal Mart Stores, Inc.           COM   931142103     $5,077    68,800   SH      Sole                63,900            4,900
Wells Fargo Company             COM   949746101     $2,731    79,100   SH      Sole                68,400           10,700
Whole Foods Market, Inc.        COM   966837106     $3,618    37,150   SH      Sole                33,750            3,400